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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-02565

ING VP Money Market Portfolio

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:                      December 31

Date of reporting period:                         March 31, 2006

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Money Market Portfolio

The schedules are not audited.

		PORTFOLIO OF INVESTMENTS
ING VP Money Market Portfolio(1)		as of March 31, 2006 (Unaudited)
Principal Amount			Value

CERTIFICATES OF DEPOSIT: 5.0%

$52,400,000		Washington Mutual Bank, 4.819%, due 05/31/06	$52,400,196

		Total Certificate of Deposit
		(Cost $52,400,196)	52,400,196

COLLATERALIZED MORTGAGE OBLIGATIONS: 5.7%

10,750,000	@@, #	Cheyne High Grade ABS CDO Ltd., 4.740%, due 11/10/06	10,750,000
13,900,000	@@, #, I	Newcastle CDO I Ltd., 4.839%, due 09/25/06	13,900,000
13,900,000	@@,#, I	Newcastle CDO III Corp., 4.839%, due 10/24/06	13,900,000
13,700,000	@@, #	Putnam Structured Product CDO, 4.921%, due 05/15/06	13,700,000
8,500,000	@@, #	Whitehawk CDO Funding Ltd., 4.930%, due 09/15/06	8,500,000

		Total Collateralized Mortgage Obligations
		(Cost $60,750,000)	60,750,000

COMMERICAL PAPER: 26.9%

8,000,000		ASB Bank Ltd., 4.700%, due 05/02/06	7,967,622
48,000,000		Crown Point Capital Corp., 4.730%, due 4/13/06	47,924,320
35,900,000	#	Concord Minutemen Capital Co. LLC, 4.720%, due 04/11/07	35,900,000
27,300,000		Duke Funding High Grade, 4.755%, due 4/19/06	27,225,397
15,000,000		Goldman Sachs Group, Inc., 4.850%, due 04/06/06	14,989,896
47,352,000		Monument Gardens Funding LLC, 4.735%, due 05/24/06	47,156,041
12,000,000		Park Ave. Receivable Funding Corp., 4.620%, due 04/04/06	11,995,380
14,000,000		Preferred Receivable Funding Corp., 4.880%, due 04/04/06	13,994,307
9,000,000		Societe Generale NA, Inc., 4.870%, due 04/03/06	8,997,565
26,000,000		Saint Germain Holdings Ltd., 4.610%, due 04/03/06	25,993,341
17,000,000		Swiss Re Financial Products, 4.830%, due 06/12/06	16,835,780
24,600,000	#	Verizon Global Funding Corp., 5.020%, due 01/12/07	24,600,000

		Total Commercial Paper
		(Cost $283,579,649)	283,579,649

CORPORATE BONDS/NOTES: 45.2%

25,000,000	#	Allstate Life Global Funding II, 4.879%, due 11/09/06	25,007,923
17,200,000	#	American General Finance Corp., 4.931%, due 05/15/07	17,199,824
6,239,000		American General Finance Corp., 5.875%, due 07/14/06	6,270,336
24,800,000		American Express Bank FSB, 4.778%, due 01/26/07	24,800,000
16,000,000		American Express Bank FSB, 4.836%, due 12/01/06	16,004,116
1,500,000		American Express Bank FSB, 4.880%, due 06/13/06	1,500,058
17,100,000	@@, #	American Honda Finance Corp., 4.899%, due 09/18/06	17,100,000
5,000,000	@@, #	American Honda Finance Corp., 4.960%, due 09/21/06	5,001,003
9,500,000	#	Bank of New York, 4.858%, due 04/27/07	9,500,000
25,000,000		Banque Nationale de Paris, 4.710%, due 06/21/06	24,998,137
17,000,000		BNP Paribas SA, 4.969%, due 01/26/07	17,000,000
14,500,000		Barclays Bank PLC, 4.723%, due 06/21/06	14,499,326
12,750,000		Bear Stearns Cos, Inc., 4.861%, due 04/27/07	12,750,000
12,300,000		Bear Stearns Cos, Inc., 4.880%, due 05/04/07	12,300,000
6,000,000		Bear Stearns Cos, Inc., 4.986%, due 03/01/07	6,010,119
15,830,000	#	Cargill, Inc., 4.536%, due 05/01/06	15,850,056

		PORTFOLIO OF INVESTMENTS
ING VP Money Market Portfolio(1)		as of March 31, 2006 (Unaudited)(continued)

Principal Amount				Value

CORPORATE BONDS/NOTES: 45.2% (continued)

$15,166,000		Citigroup, Inc., 4.643%, due 05/10/06		$15,180,654
8,500,000		Credit Suisse, 4.620%, due 04/24/07		8,500,680
11,000,000	I	Goldman Sachs Group, Inc., 4.941%, due 02/14/07		11,000,000
12,050,000	#	Goldman Sachs Group LP, 4.951%, due 05/15/07		12,050,000
8,275,000		Goldman Sachs Group, Inc., 4.810%, due 10/27/06		8,283,337
3,500,000		Goldman Sachs Group, Inc., 5.163%, due 01/09/07		3,503,945
7,800,000		General Electric Capital Corp., 4.860%, due 12/08/06		7,801,413
16,000,000		General Electric Capital Corp., 4.949%, due 05/09/07		16,000,000
16,000,000		General Electric Capital Corp., 5.060%, due 09/18/06		16,010,397
7,800,000	@@, #	HBOS Treasury Services PLC, 4.876%, due 05/01/07		7,800,000
19,500,000	@@, #	HBOS Treasury Services PLC, 5.000%, due 04/24/07		19,500,000
1,450,000		Lehman Brothers Holdings, Inc., 4.879%, due 05/15/06		1,452,241
31,400,000	#, I	Money Market Trust, 4.976%, due 05/11/07		31,400,000
10,380,000		Morgan Stanley, 4.930%, due 11/24/06		10,390,174
15,000,000		Morgan Stanley, 5.185%, due 01/12/07		15,013,618
8,000,000		Morgan Stanley, 4.705%, due 04/15/06		8,004,091
30,500,000		PNC Bank NA, 4.792%, due 01/29/07		30,499,285
1,500,000		Suntrust Bank, 4.799%, due 06/09/06		1,499,900
9,000,000		Washington Mutual Financial Corp., 4.677%, due 05/15/06		9,016,500
10,800,000		Wells Fargo & Co., 4.876%, due 05/02/07		10,800,000
7,800,000		Westpac Banking Corp., 4.930%, due 04/11/07		7,800,000

		Total Corporate Bonds/Notes
		(Cost $477,297,133)		477,297,133

U.S. GOVERNMENT AGENCY OBLIGATIONS: 4.9%

29,650,000		Federal Home Loan Bank, 4.769%, due 06/14/06		29,646,830
22,000,000		Federal Home Loan Bank, 4.819%, due 07/21/06		22,000,000

		Total U.S. Government Agency Obligations
		(Cost $51,646,830)		51,646,830

REPURCHASE AGREEMENTS: 12.0%

126,890,000		Goldman Sachs Repurchase Agreement dated 03/31/06, 4.790%, due 04/03/06, $126,490,950 to be received upon repurchase (Collateralized by $131,716,000 various U.S. Government Agency Obligations, 3.000%-3.875%, Market Value plus accrued interest $129,428,588, due 03/02/07-06/15/08)		126,890,000

		Total Repurchase Agreement
		(Cost $126,890,000)		126,890,000

		Total Investments in Securities
		(Cost $1,052,563,808)*	99.7%	$1,052,563,808
		Other Assets and Liabilities—Net	0.3	3,369,891
		Net Assets	100.0%	$1,055,933,699

	(1)

All securities with a maturity date greater than one year have either a variable rate, a demand feature, are prerefunded, or an optional or mandatory put resulting in an effective maturity of one year or less. Rate show reflects current rate.

	@@	Foreign Issuer
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	I	Illiquid Security
	*	Cost for federal income tax purposes is the same for financial statement purposes.

Item 2. Controls and Procedures.

(a)   Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)   There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING VP Money Market Portfolio

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 30, 2006

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 30, 2006